UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended December 31, 2007


Institutional Investment Manager Filing this Report:


United States Trust Company, N.A.
114 West 47th Street, 25th Floor
New York, NY 10036


Form 13F File Number:  028-04281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Michael J. Murphy
Senior Vice President
212-852-1713

Signature, Place, and Date of Signing:




/s/ Michael J. Murphy
New York, NY
February 13, 2008

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number 028-00158
Name: Bank of America Corporation

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